Schedule of Investments
(unaudited)
April 30, 2024
iShares
®
U.S. Tech Breakthrough Multisector ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Biotechnology — 5.6%
Arcellx, Inc.
(a)
...................... 2,815 $ 140,806
Arcturus Therapeutics Holdings, Inc.
(a) (b)
..... 1,903 48,660
Arcus Biosciences, Inc.
(a)
............... 3,779 57,554
Beam Therapeutics, Inc.
(a)
.............. 5,396 114,503
BioCryst Pharmaceuticals, Inc.
(a)
.......... 15,597 64,416
Blueprint Medicines Corp.
(a)
............. 4,702 429,481
Deciphera Pharmaceuticals, Inc.
(a)
........ 3,803 96,102
Dynavax Technologies Corp.
(a)
........... 10,023 113,961
Editas Medicine, Inc.
(a)
................ 6,341 33,037
Exelixis, Inc.
(a)
...................... 23,766 557,550
Geron Corp.
(a) (b)
..................... 35,970 141,362
Gilead Sciences, Inc. ................. 98,163 6,400,228
Incyte Corp.
(a)
...................... 17,482 909,938
Intellia Therapeutics, Inc.
(a)
............. 6,867 146,954
Iovance Biotherapeutics, Inc.
(a)
........... 15,916 187,490
Moderna, Inc.
(a)
..................... 26,141 2,883,614
Novavax, Inc.
(a) (b)
.................... 8,773 37,987
Regeneron Pharmaceuticals, Inc.
(a)
........ 8,221 7,322,116
REVOLUTION Medicines, Inc.
(a)
.......... 11,727 437,182
Sarepta Therapeutics, Inc.
(a)
............ 6,950 880,287
SpringWorks Therapeutics, Inc.
(a)
......... 3,868 180,597
Twist Bioscience Corp.
(a)
............... 4,316 134,789
Vir Biotechnology, Inc.
(a)
............... 6,902 58,391
Xencor, Inc.
(a)
...................... 4,643 97,224
21,474,229
Broadline Retail — 6.6%
Amazon.com, Inc.
(a)
.................. 94,787 16,587,725
Coupang, Inc. , Class A
(a)
............... 78,061 1,756,373
eBay, Inc. ......................... 35,528 1,831,113
Etsy, Inc.
(a)
........................ 8,169 560,965
MercadoLibre, Inc.
(a)
.................. 3,092 4,510,300
25,246,476
Capital Markets — 0.4%
AssetMark Financial Holdings, Inc.
(a)
....... 548 18,528
Coinbase Global, Inc. , Class A
(a)
.......... 4,300 876,899
Donnelley Financial Solutions, Inc.
(a)
....... 732 45,955
MarketAxess Holdings, Inc. ............. 956 191,286
Open Lending Corp. , Class A
(a) (b)
......... 2,576 13,138
Tradeweb Markets, Inc. , Class A .......... 2,939 298,926
Virtu Financial, Inc. , Class A ............. 2,175 47,197
1,491,929
Chemicals — 0.0%
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
.. 103,477 92,208
Communications Equipment — 0.4%
Calix, Inc.
(a)
........................ 6,815 188,980
Juniper Networks, Inc. ................ 37,194 1,295,095
1,484,075
Consumer Finance — 0.1%
Enova International, Inc.
(a)
.............. 667 40,373
OneMain Holdings, Inc. ................ 3,101 161,593
SoFi Technologies, Inc.
(a) (b)
............. 22,579 153,085
Upstart Holdings, Inc.
(a)
................ 1,851 40,963
World Acceptance Corp.
(a)
.............. 138 18,985
414,999
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc.
(a)
............. 51,385 61,148
Electrical Equipment — 0.6%
AMETEK, Inc. ...................... 12,170 2,125,612
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 0.1%
Cognex Corp. ...................... 9,070 $ 376,768
MicroVision, Inc.
(a) (b)
.................. 10,375 15,043
PAR Technology Corp.
(a)
............... 700 29,596
421,407
Entertainment — 3.3%
Netflix, Inc.
(a)
....................... 22,837 12,574,966
Financial Services — 7.7%
Affirm Holdings, Inc. , Class A
(a)
........... 5,735 182,832
AvidXchange Holdings, Inc.
(a)
............ 3,948 46,034
Block, Inc. , Class A
(a)
................. 13,807 1,007,911
Corpay, Inc.
(a)
...................... 1,739 525,421
Euronet Worldwide, Inc.
(a)
.............. 1,113 114,283
Fidelity National Information Services, Inc. ... 15,138 1,028,173
Fiserv, Inc.
(a)
....................... 15,288 2,334,019
Flywire Corp.
(a)
..................... 2,946 60,393
Global Payments, Inc. ................ 6,623 813,106
Jack Henry & Associates, Inc. ........... 1,870 304,230
Marqeta, Inc. , Class A
(a)
............... 9,753 54,129
Mastercard, Inc. , Class A ............... 21,328 9,623,194
Payoneer Global, Inc.
(a)
................ 5,992 29,600
PayPal Holdings, Inc.
(a)
................ 27,384 1,859,921
Repay Holdings Corp. , Class A
(a)
......... 2,098 21,337
Shift4 Payments, Inc. , Class A
(a)
.......... 1,425 82,451
Toast, Inc. , Class A
(a)
................. 9,117 215,435
Visa, Inc. , Class A ................... 41,089 11,036,916
WEX, Inc.
(a)
........................ 1,090 230,273
29,569,658
Health Care Equipment & Supplies — 1.8%
Intuitive Surgical, Inc.
(a)
................ 18,505 6,858,323
Household Durables — 0.0%
iRobot Corp.
(a) (b)
..................... 1,380 11,813
Interactive Media & Services — 9.9%
Alphabet, Inc. , Class A
(a)
............... 105,691 17,204,381
Bumble, Inc. , Class A
(a)
................ 5,061 51,116
fuboTV, Inc.
(a)
...................... 14,780 20,988
Meta Platforms, Inc. , Class A ............ 42,906 18,456,874
Pinterest, Inc. , Class A
(a)
............... 30,523 1,020,994
Snap, Inc. , Class A, NVS
(a)
............. 54,772 824,319
Vimeo, Inc.
(a)
....................... 9,866 35,419
37,614,091
IT Services — 2.7%
(a)
Akamai Technologies, Inc. .............. 17,499 1,766,174
Couchbase, Inc. .................... 2,182 52,674
DigitalOcean Holdings, Inc. ............. 3,392 111,461
Fastly, Inc. , Class A
(b)
................. 8,213 103,895
GoDaddy, Inc. , Class A ................ 7,403 905,979
MongoDB, Inc. , Class A
(b)
.............. 4,724 1,725,110
Okta, Inc. , Class A ................... 18,106 1,683,496
Snowflake, Inc. , Class A ............... 20,724 3,216,365
Twilio, Inc. , Class A .................. 11,813 707,362
10,272,516
Leisure Products — 0.0%
Peloton Interactive, Inc. , Class A
(a)
........ 16,633 51,729
Life Sciences Tools & Services — 0.0%
(a)(c)
OmniAb Operations, Inc. , NVS ........... 934 —
OmniAb, Inc., 15.00 Earnout Shares , NVS ... 934 —
—

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
U.S. Tech Breakthrough Multisector ETF
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 0.0%
(a)
3D Systems Corp.
(b)
.................. 6,582 $ 22,050
Proto Labs, Inc. ..................... 1,414 43,099
Symbotic, Inc. , Class A ................ 1,748 67,420
132,569
Media — 0.1%
Paramount Global , Class B, NVS ......... 30,657 349,183
Sirius XM Holdings, Inc.
(b)
.............. 32,600 95,844
445,027
Pharmaceuticals — 4.6%
Ligand Pharmaceuticals, Inc.
(a)
........... 1,291 90,228
Merck & Co., Inc. .................... 134,705 17,406,580
17,496,808
Professional Services — 1.3%
Booz Allen Hamilton Holding Corp. ........ 15,141 2,235,871
Broadridge Financial Solutions, Inc. ....... 2,993 578,876
CACI International, Inc. , Class A
(a)
........ 2,602 1,046,602
Science Applications International Corp. .... 6,205 798,584
SS&C Technologies Holdings, Inc. ........ 5,530 342,252
5,002,185
Semiconductors & Semiconductor Equipment — 19.0%
Advanced Micro Devices, Inc.
(a)
.......... 84,603 13,399,423
Analog Devices, Inc. .................. 26,162 5,248,359
Intel Corp. ........................ 222,993 6,794,597
Lattice Semiconductor Corp.
(a) (b)
.......... 7,216 495,017
Microchip Technology, Inc. .............. 28,044 2,579,487
NVIDIA Corp. ...................... 29,801 25,748,660
QUALCOMM, Inc. ................... 58,839 9,758,448
Silicon Laboratories, Inc.
(a)
.............. 1,636 198,758
Texas Instruments, Inc. ................ 47,995 8,467,278
72,690,027
Software — 28.5%
A10 Networks, Inc. ................... 8,109 105,903
ACI Worldwide, Inc.
(a)
................. 2,698 92,002
Adobe, Inc.
(a)
....................... 22,755 10,531,697
Alarm.com Holdings, Inc.
(a)
............. 5,621 373,796
Alkami Technology, Inc.
(a)
.............. 1,254 30,184
Altair Engineering, Inc. , Class A
(a)
......... 2,833 227,915
ANSYS, Inc.
(a)
...................... 4,580 1,487,950
Appian Corp. , Class A
(a)
............... 2,795 104,645
Atlassian Corp. , Class A
(a)
.............. 10,559 1,819,316
Autodesk, Inc.
(a)
..................... 11,278 2,400,522
AvePoint, Inc. , Class A
(a)
............... 6,629 51,507
Bentley Systems, Inc. , Class B ........... 10,995 577,567
BILL Holdings, Inc.
(a)
.................. 2,624 163,633
BlackLine, Inc.
(a)
.................... 1,320 76,626
C3.ai, Inc. , Class A
(a) (b)
................ 6,911 155,705
CCC Intelligent Solutions Holdings, Inc.
(a)
.... 5,037 56,515
Clear Secure, Inc. , Class A ............. 9,850 172,079
Clearwater Analytics Holdings, Inc. , Class A
(a)
. 2,216 34,968
CommVault Systems, Inc.
(a)
............. 2,970 304,336
Confluent, Inc. , Class A
(a)
.............. 14,264 401,104
Crowdstrike Holdings, Inc. , Class A
(a)
....... 26,246 7,678,005
Dropbox, Inc. , Class A
(a)
............... 17,535 406,111
Everbridge, Inc.
(a)
.................... 4,664 162,074
Fortinet, Inc.
(a)
...................... 75,026 4,740,143
Freshworks, Inc. , Class A
(a) (b)
............ 10,782 192,459
Gitlab, Inc. , Class A
(a)
................. 6,574 344,938
Guidewire Software, Inc.
(a)
.............. 2,075 229,080
HubSpot, Inc.
(a)
..................... 3,312 2,003,329
Informatica, Inc. , Class A
(a)
............. 8,650 267,890
Intapp, Inc.
(a)
....................... 1,251 38,681
Intuit, Inc. ......................... 6,973 4,362,448
Security
Shares
Shares Value
Software (continued)
Matterport, Inc. , Class A
(a)
.............. 12,701 $ 58,425
Microsoft Corp. ..................... 37,213 14,488,137
MicroStrategy, Inc. , Class A
(a) (b)
........... 858 913,796
nCino, Inc.
(a)
....................... 1,590 46,364
Nutanix, Inc. , Class A
(a)
................ 16,690 1,013,083
Oracle Corp. ....................... 109,067 12,406,371
Palo Alto Networks, Inc.
(a)
.............. 36,756 10,691,953
Pegasystems, Inc. ................... 2,724 161,860
Progress Software Corp. ............... 2,988 148,862
Q2 Holdings, Inc.
(a)
................... 1,417 72,820
Qualys, Inc.
(a)
...................... 4,222 692,028
Rapid7, Inc.
(a)
...................... 7,121 319,021
Salesforce, Inc. ..................... 53,602 14,415,722
SentinelOne, Inc. , Class A
(a)
............. 26,825 566,812
ServiceNow, Inc.
(a)
................... 14,014 9,716,327
Sprinklr, Inc. , Class A
(a)
................ 6,851 80,088
Tenable Holdings, Inc.
(a)
............... 13,587 611,007
Teradata Corp.
(a)
.................... 6,570 243,747
Varonis Systems, Inc.
(a)
................ 12,455 544,906
Vertex, Inc. , Class A
(a) (b)
................ 1,214 35,364
Workiva, Inc. , Class A
(a)
................ 1,211 95,427
Zscaler, Inc.
(a)
...................... 10,407 1,799,787
Zuora, Inc. , Class A
(a)
................. 9,166 90,377
108,805,412
Specialized REITs — 2.4%
Digital Realty Trust, Inc. ............... 20,783 2,884,265
Equinix, Inc. ....................... 6,431 4,573,148
Iron Mountain, Inc. ................... 19,876 1,540,788
8,998,201
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc. ........................ 72,874 12,412,628
HP, Inc. .......................... 67,844 1,905,738
NetApp, Inc. ....................... 14,099 1,441,059
Pure Storage, Inc. , Class A
(a)
............ 20,100 1,013,040
Western Digital Corp.
(a)
................ 22,142 1,568,318
18,340,783
Total Long-Term Investments — 99 .9%
(Cost: $ 307,107,027 ) .............................. 381,676,191
Short-Term Securities
Money Market Funds — 0.8%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(f)
.................. 2,711,233 2,712,047
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28% ................... 548,373 548,373
Total Short-Term Securities — 0 .8%
(Cost: $ 3,259,712 ) ............................... 3,260,420
Total Investments — 100 .7%
(Cost: $ 310,366,739 ) .............................. 384,936,611
Liabilities in Excess of Other Assets — (0.7) % ............. (2,779,412)
Net Assets — 100.0% ...............................
$ 382,157,199

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
U.S. Tech Breakthrough Multisector ETF
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
Shares
Held at
04/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 15,736,390 $ — $ (13,027,390)
(a)
$ 1,602 $ 1,445 $ 2,712,047 2,711,233 $ 46,227
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 413,027 135,346
(a)
— — — 548,373 548,373 17,388 —
$ 1,602 $ 1,445 $ 3,260,420 $ 63,615 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 1 06/21/24 $ 199 $ (12,625)
Russell 2000 E-Mini Index .................................................... 2 06/21/24 199 (6,273)
$ (18,898)

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
U.S. Tech Breakthrough Multisector ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 381,676,191 $ — $ — $ 381,676,191
Short-Term Securities
Money Market Funds ...................................... 3,260,420 — — 3,260,420
$ 384,936,611 $ — $ — $ 384,936,611
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (18,898) $ — $ — $ (18,898)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust